Equity Compensation Plans (2010 Equity Compensation Plan) (Narrative) (Details) (USD $)				0 Months Ended	12 Months Ended			27 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended	0 Months Ended												0 Months Ended	12 Months Ended
	Dec. 31, 2013 Ordinary shares [Member]	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member]	Dec. 11, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member]	Dec. 31, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member]	Dec. 31, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member]	Sep. 30, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member]	Dec. 31, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Ordinary shares [Member]	Dec. 31, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member] Ordinary shares [Member]	Dec. 31, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member]	Dec. 04, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member] Ordinary shares [Member]	Dec. 31, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management [Member]	Jun. 03, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management [Member] Ordinary shares [Member]	May 07, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management [Member] Ordinary shares [Member]	Oct. 14, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management [Member] Ordinary shares [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management [Member] Ordinary shares [Member]	Dec. 04, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management [Member] Ordinary shares [Member]	Dec. 31, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors and employees [Member]	Dec. 04, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors and employees [Member] Ordinary shares [Member]	Feb. 24, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member] Ordinary shares [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors of the company [Member] Ordinary shares [Member]	Feb. 24, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors of the company [Member] Ordinary shares [Member]	May 07, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management and employees of Shanda [Member] Ordinary shares [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management and employees of Shanda [Member] Ordinary shares [Member]	Feb. 24, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management and employees of Shanda [Member] Ordinary shares [Member]	May 07, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees [Member] Ordinary shares [Member]	Aug. 28, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees [Member] Ordinary shares [Member]	Jul. 06, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees [Member] Ordinary shares [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member] Ordinary shares [Member]	Dec. 31, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees of Shanda [Member]	May 07, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees and senior management [Member] Ordinary shares [Member]	Dec. 31, 2013 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors, senior management and employees of Shanda [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors, senior management and employees of Shanda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance of options										698,381,300
Granted stock options					323,900,000	28,500,000	393,143,000						516,750,000		69,800,000	140,000,000	21,000,000	112,000,000	272,850,000		243,900,000	62,000,000	15,000,000	9,000,000	63,500,000	35,500,000	53,000,000	50,600,000	28,500,000	147,643,000	162,500,000		254,100,000
Options, exercise price					$ 0.0105	$ 0.0116	$ 0.0281						$ 0.0568		$ 0.0113		$ 0.0188					$ 0.0392							$ 0.0116	$ 0.03083	$ 0.0227		$ 0.0103
Contractual term															6 years		6 years		7 years		6 years	6 years							6 years	6 years	6 years		6 years
Number of ordinary shares available for future grant									183,087,300
Award vesting period														4 years						4 years
Percentage of options to vest on each of the first, second, third and fourth anniversaries of grant date														25.00%						25.00%
Percentage of shares of options attributable to vest								60.00%
Total incremental compensation cost				$ 370,000
Incremental compensation cost, recorded in current period					180,000
Incremental compensation cost, amortized over remaining vesting period of options					190,000
Share-based compensation expense											1,023,871	463,753																						52,888	350,761
Share price	$ 0.0282	$ 0.0106	$ 0.0120			$ 0.0116
Weighted average grant-date fair value of options granted in period					$ 0.0071	$ 0.0076	$ 0.0151
Number of options vested in period					50,140,375	51,464,000
Unrecognized compensation cost											$ 1,630,000																					$ 200,000
Weighted average period, unrecognized compensation cost to be recognized											2 years 9 months 22 days